Convertible securities - Movements of Debt (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible securities
Beginning for the year	$ 0	$ 15,346,113	$ 15,346,113
Proceeds from issuance of convertible securities	$ 0	$ 4,980,718	4,980,718	$ 12,499,363	$ 0
Changes in fair value recognized in profit or loss			29,054,669	2,846,750	$ 0
Changes in fair value recognized in other reserve due to amendment of terms			811,819
Converted to Series D preference shares of the Company (note 26)			(50,193,319)
End of the year			$ 0	$ 15,346,113